Schedule of Investments
May 31, 2026 (unaudited)
Monteagle Enhanced Equity

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 81.36%

Capital Goods - 1.91%
Parker-Hannifin Corp. (2)			300	253,389

Computer & Office Equipment - 1.80%
International Business Machines Corp.			800	238,240

Defense Primes - 3.40%
General Dynamics Corp.			1,300	450,866

Diversified Banks - 3.51%
Bank of America Corp.			9,000	464,400

Electronic Connectors - 2.81%
Amphenol Corp. (2)			2,500	371,900

Financial Services - 2.92%
Apollo Global Management, Inc.			3,000	386,130

Food, Beverage & Tobacco - 2.98%
The Coca-Cola Co.			5,000	395,050

Health Care Equipment & Services - 3.16%
UnitedHealth Group, Inc.			1,100	418,341

Internet - 4.31%
Alphabet, Inc.			1,500	570,510

Internet Media & Services - 1.95%
Netflix, Inc. (2)			3,000	258,060

Medical Devices - 2.19%
Boston Scientific Corp. (2)			6,000	289,860

Oil & Gas Storage & Transportation - 2.64%
Enterprise Products Partners, L.P.			9,500	349,505

Oil, Gas, & Consumable Fuels - 3.62%
Exxon Mobil Corp.			3,300	479,358

Pharmaceutical Preparations - 2.35%
Zoetis, Inc.			4,000	310,760

Retail - Apparel & Specialty - 2.48%
Lululemon Athletica, Inc. (2)			2,500	327,950

Semiconductors & Related Devices - 5.58%
NVDIA Corp.			3,500	738,990

Services- Business Services - 2.83%
Accenture plc			2,000	374,140

Services-Computer Programming, Data Processing, Etc. - 4.30%
Meta Platforms, Inc.			900	569,259

Services-Miscellaneous Amusement & Recreation - 2.02%
Vail Resorts, Inc.			2,000	267,200

Software & Services - 18.40%
Amazon.com, Inc. (2)
Microsoft Corp.			3,300	893,112
Salesforce, Inc.			2,000	900,480
Visa, Inc. Class A (2)			2,000	382,200
			800	261,088

				2,436,880

State Commercial Banks - 3.02%
Fifth Third Bancorp			8,000	399,440

Surgical & Medical Instruments & Apparatus - 3.21%
Intuitive Surgical, Inc. (2)			1,000	424,640

Total Common Stock			(Cost $ 10,265,451)	10,774,868

Money Market Registered Investment Companies - 4.19%

Federated Hermes Government Obligations Fund - Institutional Class - 3.50% (3)			554,139	554,139

Total Money Market Registered Investment Companies			(Cost $ 554,139)	554,139

Total Investments - 85.54%			(Cost $ 12,702,071)	11,329,007

Other Assets Less Liabilities - 14.46%				1,914,559

Total Net Assets - 100.00%				13,243,566

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options Written
Accenture plc, Strike @ $210.00	-20	6/18/2026	(420,000)	(6,806)
Alphabet Inc., Strike @ $390.00	-15	6/18/2026	(585,000)	(9,814)
Amazon.com, Inc., Strike @ $285.00	-33	6/5/2026	(940,500)	(19,974)
Exxon Mobil Corp., Strike @ $160.00	-33	6/18/2026	(528,000)	(13,495)
General Dynamics Corp., Strike @ $365.00	-13	6/26/2026	(474,500)	(2,989)
Intuitive Surgical, Inc., Strike @ $500.00	-10	6/18/2026	(500,000)	(5,243)
Meta Platforms, Inc., Strike @ $670.00	-9	6/26/2026	(603,000)	(5,052)
NVIDIA Corp., Strike @ $240.00	-15	6/12/2026	(360,000)	(8,299)

Total Call Options Written	-148		(4,411,000)	(71,672)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$11,329,007	$0
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$11,329,007	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at May 31, 2026